Long-term investment (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of Long-term investment	Long-term investment consisted of the following:
	As of March 31, 2026	As of March 31, 2025
Long-term investment	$666,860	$633,897
Total long-term investment	$666,860	$633,897